Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jun. 01, 2012
Class Z | Columbia Portfolio Builder Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Columbia Portfolio Builder Moderate Fund (Moderate Fund or the Fund)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide the highest level of total return that is consistent with a moderate level of risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class Z shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. The underlying funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). An underlying fund’s higher portfolio turnover rate may indicate higher transaction costs and may indirectly result in higher taxes when its shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense ratios have been adjusted to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is primarily managed as a “fund of funds” that seeks to achieve its objective by investing (i) in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate acts as investment manager or principal underwriter and may also invest (ii) up to 20% of its net assets in other underlying funds (including unaffiliated funds and exchange traded funds (ETFs)), equity and fixed income securities, treasury inflation protected securities (TIPS), and derivatives, such as futures contracts (including fixed income and index futures). Derivatives may be used for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility, including to adjust the Fund’s exposures to equity and debt markets. Collectively, these investments (including through investments in derivatives) represent three primary main asset classes: equity, fixed income and cash. The Fund may also seek exposure to asset classes that invest in alternative investment strategies. The Fund invests in a balance of underlying funds that invest in fixed income securities such as treasury bonds and notes, treasury inflation protected securities, mortgage securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds, each with varying interest rates, terms, duration, and credit exposure, and underlying funds that invest in equity securities of different investment styles (e.g., growth, value and core/blend), market capitalizations (large, mid and small cap) and geographic location (both domestic and international), as well as underlying funds with exposure to real estate securities. The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:

Asset Class
Alternative
Fund	Equity	Fixed Income	Cash	Investment Strategies
Moderate Fund	45-55%	45-55%	0-5%	0-5%

		Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only upon approval of the Fund’s Board of Trustees (the Board).
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include specific risks relating to the investment in the Fund based on its investment process, and certain general risks based on its “fund of funds” structure. These risks are identified below.

Allocation Risk. The risk that the Investment Manager’s evaluations regarding asset classes or underlying funds and the Fund’s allocations thereto may be incorrect. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Credit Risk. Credit risk is the risk that fixed-income securities in the Fund’s portfolio may or will decline in price or fail to pay interest or repay principal when due because the issuer of the security or the counterparty to a contract will default or otherwise become unable or unwilling to honor its financial obligations. Lower quality or unrated securities held by the Fund may present increased credit risk.

Derivatives Risk. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in the investments underlying the derivatives. Derivatives may be volatile and involve significant risk, such as, among other things, correlation risk, counterparty credit risk, hedging risk, leverage risk and liquidity risk. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Derivatives Risk — Futures Contracts. The Fund may enter into futures contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.

High-Yield Securities Risk. The Fund’s investment in below-investment grade loans or other fixed-income securities (i.e., high-yield or junk) exposes the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade loans or other similarly rated debt securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. When interest rates rise, prices of fixed-income securities generally fall. In general, the longer the maturity or duration of a fixed-income security, the greater its sensitivity to changes in interest rates. Interest rate changes also may increase prepayments of debt obligations.

Issuer Risk. An issuer may perform poorly, and therefore, the value of its securities may decline, which would negatively affect the Fund’s performance.

Market Risk. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.

Mortgage-Related and Other Asset-Backed Risk. Mortgage-related and other asset-backed securities are subject to certain additional risks. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable- and fixed-rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner.

Risks of Foreign Investing. Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund’s portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Risks of Investing in Other Funds. The performance of affiliated or unaffiliated funds (underlying funds) in which the Fund invests could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such funds. Because the expenses and costs of an underlying fund are shared by its investors, redemptions by other investors in the underlying fund could result in decreased economies of scale and increased operating expenses for the underlying fund. The Fund and its shareholders indirectly bear a portion of the expenses of the underlying fund. In addition, the Investment Manager has the authority to change the underlying funds in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. This could result in the Investment Manager having a potential conflict of interest in selecting the underlying funds in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund since some underlying funds may pay higher advisory and other fees to the Investment Manager and its affiliates. There are also circumstances in which the Investment Manager’s fiduciary duties to the Fund may conflict with its fiduciary duties to the underlying funds.

		By investing in a combination of underlying funds, the Fund has exposure to risks of many areas of the market. Since Moderate Fund intends to invest its assets in a balance of equity and fixed income asset classes, the Fund may have higher exposure to the following principal risks of the underlying funds: Active Management Risk, Counterparty Risk, Credit Risk, Derivatives Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, Small and Mid-Sized Company Risk and Risks of Foreign Investing. Also, in addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of the underlying funds. Thus, the expenses you bear as an investor in the Fund will be higher than if you invested directly in the underlying funds. Descriptions of the more common principal risks to which the underlying funds (and thus, the Fund) are subject to are set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown. The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark indices as well as a blended index. The inception date of the Fund’s Class Z shares is September 27, 2010. The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date. Except for differences in expenses and sales charges, this class of shares has annual returns substantially similar to those of Class A shares because all classes of the Fund’s shares invest in the same portfolio of securities.

The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiamanagement.com.

		After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and lsocal taxes. Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Z share performance has varied for each full calendar year shown.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows how the Fund’s Class Z share average annual total returns compare to its benchmark indices as well as a blended index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS Z ANNUAL TOTAL RETURNS
Annual Return Caption [Text]	rr_AnnualReturnCaption	(calendar year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown:
  Highest return for a calendar quarter was 12.51% (quarter ended June 30, 2009).
  Lowest return for a calendar quarter was –12.52% (quarter ended Dec. 31, 2008).
  Class Z year-to-date return was 7.60% at March 31, 2012.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown for this class of shares include the returns of the Fund’s Class A shares, which are not sold under this prospectus, for periods prior to its inception date.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (after applicable sales charges) (for periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and lsocal taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns will depend on your tax situation and most likely will differ from the returns shown in the table. If you hold your shares in a tax-deferred account, such as a 401(k) plan or an individual retirement account (IRA), the after-tax returns do not apply to you since you will not incur taxes until you begin to withdraw from your account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000 Index (domestic equity benchmark), the Barclays U.S. Aggregate Bond Index (Barclays Index) (bond benchmark) and the MSCI Europe Australasia Far East (EAFE) Index (Gross) (MSCI EAFE Index (Gross)) (international equity benchmark) are components of the Blended Index.

		Fund performance information prior to March 7, 2011 represents that of the Fund as a series of RiverSource Market Advantage Series, Inc., a Minnesota corporation. The Fund was reorganized into a series of Columbia Funds Series Trust II, a Massachusetts business trust, on that date.
Class Z | Columbia Portfolio Builder Moderate Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	none	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.69%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%	[1]
1 year	rr_ExpenseExampleYear01	27
3 years	rr_ExpenseExampleYear03	217
5 years	rr_ExpenseExampleYear05	423
10 years	rr_ExpenseExampleYear10	1,021
2005	rr_AnnualReturn2005	5.36%
2006	rr_AnnualReturn2006	11.24%
2007	rr_AnnualReturn2007	6.96%
2008	rr_AnnualReturn2008	(24.39%)
2009	rr_AnnualReturn2009	24.89%
2010	rr_AnnualReturn2010	13.21%
2011	rr_AnnualReturn2011	0.73%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.52%)
1 year	rr_AverageAnnualReturnYear01	0.73%
5 years	rr_AverageAnnualReturnYear05	2.87%
Since inception	rr_AverageAnnualReturnSinceInception	4.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Class Z | after taxes on distributions | Columbia Portfolio Builder Moderate Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(0.08%)
5 years	rr_AverageAnnualReturnYear05	1.67%
Since inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Class Z | after taxes on distributions and redemption of fund shares | Columbia Portfolio Builder Moderate Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.62%
5 years	rr_AverageAnnualReturnYear05	1.87%
Since inception	rr_AverageAnnualReturnSinceInception	3.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Class Z | Barclays Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.84%
5 years	rr_AverageAnnualReturnYear05	6.50%
Since inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Class Z | Russell 3000 Index (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	1.03%
5 years	rr_AverageAnnualReturnYear05	(0.01%)
Since inception	rr_AverageAnnualReturnSinceInception	3.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Class Z | MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(11.73%)
5 years	rr_AverageAnnualReturnYear05	(4.26%)
Since inception	rr_AverageAnnualReturnSinceInception	3.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004
Class Z | Blended Index (consists of 50% Barclays Index, 35% Russell 3000 and 15% MSCI EAFE Index (Gross)) (reflects no deduction for fees, expenses or taxes) | Columbia Portfolio Builder Moderate Fund

Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.72%
5 years	rr_AverageAnnualReturnYear05	3.10%
Since inception	rr_AverageAnnualReturnSinceInception	4.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2004

[1]	Expense ratios have been adjusted to reflect current fees.